
                                                                                               [BATTERY PARK LOGO]
                                                                                                           BATTERY
                                                                                                          PARK(SM)
                                                                                                   HIGH YIELD FUND
                                                                                                SEMI-ANNUAL REPORT
NOMURA SECURITIES
INTERNATIONAL, INC.                                                                                 MARCH 31, 2001
Distributor
2 World Financial Center                                                                 NOMURA CORPORATE RESEARCH
Building B                                                                               AND ASSET MANAGEMENT INC.
New York, NY 10281-1198                                                                         Investment Adviser
                                                                                          2 World Financial Center
Cusip 07132Q108                                                                                         Building B
Cusip 07132Q207                                                                            New York, NY 10281-1198

BATTERY PARK(SM) HIGH YIELD FUND
PRESIDENT'S MESSAGE:

DEAR SHAREHOLDER:

I am pleased to present the semiannual report for Battery Park High Yield Fund for the six months ending March 31, 2001. This report begins with a discussion of the market environment and portfolio highlights by the Fund's portfolio manager, followed by a schedule of the Fund's high yield corporate bond holdings and the audited financial statements.

The Fund is managed by Nomura Corporate Research and Asset Management Inc., which seeks to provide you with a high total return -- consisting of current income and capital appreciation -- by investing in a diversified portfolio of high yield corporate bonds.

While our market has been extremely volatile over the last six months, we currently have a positive outlook for the high yield market going forward. As you'll learn in this report, spreads to Treasuries remain wide to historic levels, and we believe that high yield bonds remain an attractive investment opportunity over the long term.

Thank you for your continued trust and investment in the Battery Park High Yield Fund. In light of our limited sales force, our marketing efforts during the last six months have focused on servicing shareholder needs. As we navigate our fourth year of operations, we look forward to helping you achieve your financial goals in the future.
Sincerely,

/s/ ROBERT LEVINE
Robert Levine, CFA
Chairman and President
May 22, 2001

BATTERY PARK(SM) HIGH YIELD FUND
FUND PERFORMANCE AND OUTLOOK

WE BELIEVE DIVERSIFICATION, INTENSIVE CREDIT RESEARCH AND PROACTIVE MANAGEMENT ARE KEY TO ACHIEVING CONSISTENT LONG-TERM TOTAL RETURNS.

Battery Park High Yield Fund's objective is to provide shareholders with high total return consisting of current income and capital appreciation. The Fund seeks to achieve its objective by investing principally in fixed income securities of U.S. companies which are rated in the lower rating categories of the established rating services or are unrated securities of comparable quality.

MARKET ENVIRONMENT

The past six months have been extremely volatile for the U.S. High Yield market. Spreads and yields have fluctuated significantly during this time. As the period began, the high yield market sold off in October and November in step with the meltdown of the NASDAQ. Telecommunications bonds, which made up a significant portion of the market, drove the selling. Additionally, the lack of liquidity caused by the fiscal year-ends of many securities firms and consolidations in the industry contributed to negative technicals in the market. As many investors recognized that the high yield market was oversold and positive technicals returned as firms emerged from year-ends, the high yield market began to turn around in December. The recovery continued in January as a strong January effect and two interest rate cuts by the Federal Open Market Committee ("FOMC") gave investors significant positive returns during the month. Strong high yield mutual fund inflows and healthy new issuance added to the positive tone of the market through February. However, the momentum subsided in March as economic and corporate profitability concerns grew leading the equity markets to sell off and putting pressure on the high yield market leading to its first negative monthly return since November. After widening to historically high levels in October and November 2000, spreads and yields began to retreat through February 2001 before widening again in March. While spreads and yields have tightened somewhat, they remain at relatively high levels.

During the past six months, as economic concern has grown, the FOMC commenced an easing monetary policy which has seen the committee cut interest rates by a total of 250 basis points from 6.5% to 4.0% in just over 4 months. These interest rate cuts have clearly benefited our market and we expect any further cuts to be positive for our market as well.

Past performance is not indicative of future results. However, we believe that our research-driven, company-specific investment philosophy will allow us to take advantage of the market while avoiding problem credits. Below we discuss the sectors that helped and hurt performance during the period.

PORTFOLIO HIGHLIGHTS

Certain industries positively affected the Fund's performance. These include the HOTELS/ MOTELS/INNS AND CASINOS, OIL AND GAS, RETAIL, and HEALTHCARE industries. Other industries had negative or mixed impacts on performance. These include the CABLE TELEVISION and WIRELESS TELECOMMUNICATIONS industries. Our investments in the WIRELINE TELECOMMUNICATIONS sector negatively impacted performance on an absolute basis while positively impacting performance relative to our benchmarks. Here we discuss some issues driving performance within these sectors.

The Fund benefited from its investments in the HOTELS/MOTELS/INNS AND CASINOS industry during the last six months. Gaming bonds have demonstrated little price volatility as companies continue to enjoy positive industry fundamentals. Despite the slowdown of the domestic economy, demand for gaming activities has held in relatively well in most jurisdictions with many exhibiting strong growth. Relatively little new capacity should allow for robust cash flows going forward. The continued consolidation of the industry represents upside for the bonds as companies pursue refinancings and tender for existing bonds in the process. We remain positive on the sector even in this slowing economic environment.

Over the past six months, the OIL AND GAS sector has performed well as both crude oil and natural gas prices have been strong. Both commodities posted strong comparisons versus year ago prices (which were already well above 1999 prices). Our exposure to Exploration and Production (E&P) companies, Drilling Contractors, and Oilfield Service Providers all benefited from the high prices. The E&Ps benefit directly by receiving high prices for the oil and gas they produce, while the Drillers and Service providers benefit from the increased capital expenditures by the E&Ps. In addition, high yield energy companies in each of these sub-categories used their improving cash flows to improve their balance sheets, in many cases by repaying bank debt and/or buying back bonds.

The Fund also benefited from its investments in the HEALTHCARE sector over the past six months. The sector performed well during the period as it continued to enjoy strong fundamentals. Service providers such as HCA and Triad showed healthy operating performance from solid volume growth as a result of better asset management. Many of the companies in the sector also enjoyed price increases both from third party payers and government payers. Elsewhere, companies such as AdvancePCS and Omnicare benefited from the higher utilization and price of drugs. The sector was also positively impacted by sector rotation from cyclical industrial and telecom sectors to more stable defensive sectors. Finally, lower interest rates helped many of our holdings because they are very high quality and are thus tied closely to Treasuries.

For the period from October 2000 to March 2001, the RETAIL sector's returns improved dramatically. Poor performance in October and November helped make retail one of the worst performing sectors of 2000, but a rally, which began in December, has continued through March and beyond. While part of the positive return can be attributed to the fact that the sector was oversold in 2000, the recent interest rate cuts have helped provide a stable outlook for consumer spending in the second half of 2001, thus benefiting the retailers. We continue to like the drugstore subsector, and our investment in Duane Reade has benefited from strong and improving industry fundamentals. We also favor stable, defensive companies such as Advance Stores, an auto parts retailer, and large, well capitalized retailers such as Saks, Inc.

Overall, returns in the CABLE TELEVISION sector were mixed in the six-month period ending March 31, 2001. Within the sector there are three distinguishable subsectors: US incumbent cable firms, US overbuilders and European cable firms. US incumbent cable performed very well in the period, with marked weakness in the Fund's fiscal first quarter more than offset by strength in the second. In this subsector, Charter Communications and Adelphia Communications are industry leaders, and we consider the bonds to be core holdings. Overbuilders such as Knology Broadband and RCN must overcome high hurdles to gain market share at the expense of the incumbent providers, and many have stumbled along the way, causing the bonds to trade down. Finally, European cable, led by United Pan Europe Communications, is subject to different economics than US incumbents, such as lower revenue per subscriber and lower customer penetration. High capital expenditure needs combined with negative earnings before interest, taxes, depreciation and amortization at UPC have caused the bonds to trade with high volatility, and the rest of the subsector tends to follow. One exception is TELEWEST, a UK cable company that has been a stable and solid performer during the period due to its reasonable credit statistics as compared with the rest of the subsector.

The WIRELINE TELECOMMUNICATIONS sector, which currently represents roughly 10% of the high yield market, traded off nearly 17% over the six-month period ended March 31, 2001. Many companies in the sector missed the overly aggressive numbers they had laid out for the street or had to revise down their guidance for future results. Furthermore, companies in the sector are very capital intensive and need access to large amounts of capital to survive; however, with the sharp declines in the equity markets, most of the companies no longer had any means of raising enough capital to fully fund their business plans. Therefore, a vicious cycle ensued whereby the bonds and stocks of these companies traded much lower because investors worried that the companies would not have sufficient access to capital. With lower security prices, the companies found themselves unable to raise more capital, which in turn drove security prices even lower. While the Fund has historically had a large exposure to this sector, in January 2001 we began scaling out of the sector. We are currently heavily underweight the wireline sector, and in the calendar year to date, this decision has been the largest contributor to our outperformance.

The WIRELESS TELECOMMUNICATIONS sector has traded off slightly more than 8% over the six-month period ended March 31, 2001. This sector has traded off in sympathy with the overall weakness in the NASDAQ. However, the fundamentals remain good in this sector. The wireless phone is in the process of becoming a mass consumer product. 2000 was a record year for subscriber growth in the sector, and 2001 is shaping up to be nearly as strong, despite the weak economy. We believe that the percentage of the United States population that uses a wireless phone could rise from roughly 40% today, to over 60% in the next few years, coming into line with the penetration rates experienced in Northern Europe. Furthermore, we believe that wireless operators will start to show significant revenue from new higher speed data products next year. Importantly, most of the wireless telecommunications companies in which the Fund invests are fully funded, which eliminates one of the key risks of investing in telecommunications companies. We are currently overweighted the wireless sector.

During this period, the Fund has been a strictly high yield bond fund, with no emerging markets or common equity exposure. We believe that our research-driven, company-specific investment philosophy, which focuses on total return and relative value, has allowed us to take advantage of this attractive market while avoiding many of the problem credits. Finally we are pleased to report that in a period of rising default rates, none of the Fund's holdings have defaulted.

OUTLOOK AND STRATEGY

Although the high yield market has recovered significantly in the past six months, we continue to believe that it represents an attractive investment opportunity for the long-term investor. While yields and spreads have come in, they remain relatively high on a historical basis. After bottoming out in November 2000, the market rallied hard from late December through February. The result of this rally was a significant tiering of the market. Strong BB and B credits recovered as rationality returned to the market. However, sectors with negative trends and credits with significant funding gaps lagged. As many of the high quality names are currently trading at relatively low yields, we believe that a significant portion of total return will come from yield in addition to some spread tightening. Despite the slowdown of the U.S. economy, we believe that our market remains attractive. Since January 1, 2001 the FOMC has cut interest rates by 250 basis points from 6.5% to 4.0%. This extremely aggressive easing policy should positively impact the economy and in turn our market. We currently believe that the FOMC will cut rates further in June providing momentum to the economy.

We will continue to carefully evaluate and select investments that we believe offer the best opportunities to maximize total returns, taking careful consideration of the changing global economy. Investors should continue to maintain a positive long-term outlook for their high yield investments. While past performance is no guarantee of future results, we remain confident in our research-intensive investment strategy that has produced competitive returns.

/s/ ROBERT LEVINE
Robert Levine, CFA
Chairman, President and Portfolio Manager, Battery Park Funds, Inc.

                        SUMMARY OF PORTFOLIO STATISTICS
                              AS OF MARCH 31, 2001
--------------------------------------------------------------------------------

  TOP 10 INDUSTRIES             % OF
  INDUSTRY DESCRIPTION        PORTFOLIO
  Hotels/Motels/Inns and
    Casinos                    17.14%
  Telecommunications           13.47%
  Electronics/Electric          9.00%
  Oil and Gas                   7.69%
  Cable Television              7.41%
  Healthcare                    6.07%
  Building and Developments     5.16%
  Chemicals/Plastics            3.59%
  Utilities                     3.24%
  Retailers                     2.89%
  TOTAL PERCENTAGE OF
    PORTFOLIO:                 75.66%

  TOP 10 ISSUERS                % OF
  ISSUER DESCRIPTION          PORTFOLIO
  Charter Communication
    Holdings, LLC               4.09%
  Hollywood Casinos
    Shreveport                  3.43%
  Airgate PCS Inc.              3.11%
  Amkor Technologies, Inc.      3.08%
  Denbury Management, Inc.      3.06%
  Fairchild Semiconductor       3.04%
  Argosy Gaming                 2.41%
  Lin Holdings Corp.            2.26%
  IWO Holdings Incorporated     2.20%
  Resolution Performance        2.04%
  TOTAL PERCENTAGE OF
    PORTFOLIO:                 28.72%

  PORTFOLIO CHARACTERISTICS*
  Modified Duration              5.36 Yrs
  Average Maturity               05/12/09
  Average Rating (S&P)              B
  30-DAY SEC YIELD**
    Class A                       11.57%
    Class A Net of Load           11.03%
    Class Y                       11.84%

                          RATINGS DISTRIBUTIONS BY S&P
[BAR GRAPH]

BBB-                                                                              1.76
BB+                                                                               5.50
BB                                                                                2.30
BB-                                                                               6.85
B+                                                                               14.60
B                                                                                34.19
B-                                                                               18.96
CCC-                                                                              0.83
CCC                                                                              10.28
NR                                                                                4.72

 * Portfolio characteristics exclude cash and cash equivalent which as of March 31, 2001, represented approximately 9.13%.

** Since inception, the Advisor waived management fees of 0.65% and absorbed expenses of 0.87% and 0.62% for class A and Y shares (of annualized net assets) in order to cap expenses at 1.25% for Class A Shares and 1.00% for Class Y Shares. Absent the waiver and absorption of fees, the performance returns would have been lower. Absent the waiver and absorption fees, the annualized 30 day SEC yield for Class A Shares (Load), Class A and Class Y shares respectively, would have been 9.41%, 9.87% and 10.14% respectively.

                        ABOUT THE PORTFOLIO MANAGER

[ROBERT LEVINE PHOTO]   Robert Levine, CFA, is a Chairman, President and a Director
                        of the Fund. Mr. Levine is also the founder, President and
                        Chief Executive Officer of the Investment Adviser and an
                        Executive Managing Director of Nomura Holding America Inc.,
                        a parent company, since 1991. Mr. Levine is Chief Investment
                        Officer for all of the Investment Adviser's high yield
                        portfolios. Prior to his present position at the Investment
                        Adviser, Mr. Levine was with Kidder, Peabody & Co., Inc.
                        ("KPC") for thirteen years. His most recent position at KPC was President of Kidder, Peabody High Yield Asset
                        Management, Inc. and Managing Director for KPC. Formerly, he
                        was a Managing Director of the Merchant Banking Department
                        and Director of Research at the Kidder, Peabody High Yield
                        Research Department. Prior to the formation of the High
                        Yield Research Group, Mr. Levine was the Director of
                        Corporate Bond Research in the Kidder, Peabody Fixed Income
                        Research Department. Prior to that, Mr. Levine was an
                        Analyst with Morgan Guaranty Trust Company. He earned his
                        MBA from the Wharton School of Finance and undergraduate
                        degree from the City College of New York.

RISK FACTORS. High yield bonds, while offering greater total return potential, also possess greater risks than lower yielding higher rated bonds. Please see the Fund's Prospectus.

CLASS A SHARES incur a maximum initial sales charge (front-end load) of 4.50% and bear annual 12b-1 fees of 25 basis points. Class A shares are available only through financial planners and securities dealers that have entered into selected dealer agreements with the Distributor. Class A shares are available to certain qualified investors and other entities without a sales charge. Please see the Fund's prospectus for more details regarding the purchase of Class A shares at NAV.

CLASS Y SHARES are offered at net asset value without a sales charge to an investor that invests at least $1 million in the Fund or purchases through a fee-based financial planner whose clients have a current investment in the Fund aggregating at least $1 million. Class Y Shares also are offered for purchases of less than $1 million to Directors of the Fund and to retirement plans administered by the Investment Adviser or its affiliates for the benefit of employees of the Investment Adviser and/or its affiliates.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT -- (UNAUDITED)

[GRAPH]

                                                                                                              MERRILL LYNCH HIGH
                                        BATTERY PARK - CLASS   BATTERY PARK - CLASS   BATTERY PARK - CLASS     YIELD MASTER II
                                              A SHARES          A SHARES WITH LOAD          Y SHARES                INDEX*
                                        --------------------   --------------------   --------------------    ------------------
12/96                                         10675.00               10196.00               10679.00               10346.00
3/97                                          10937.00               10446.00               10949.00               10439.00
6/97                                          11592.00               11071.00               11612.00               10962.00
9/97                                          12312.00               11759.00               12342.00               11441.00
12/97                                         12595.00               12030.00               12633.00               11719.00
3/98                                          13201.00               12608.00               13249.00               12067.00
6/98                                          13354.00               12755.00               13411.00               12255.00
9/98                                          12494.00               11933.00               12556.00               11741.00
12/98                                         12590.00               12024.00               12661.00               12065.00
3/99                                          13014.00               12430.00               13097.00               12286.00
6/99                                          12842.00               12265.00               12931.00               12365.00
9/99                                          12592.00               12027.00               12702.00               12201.00
12/99                                         13314.00               12716.00               13437.00               12368.00
3/00                                          13073.00               12486.00               13188.00               12259.00
6/00                                          13237.00               12643.00               13375.00               12339.00
9/00                                          13238.00               12644.00               13368.00               12418.00
12/00                                         12050.00               11509.00               12086.00               11825.00
3/01                                          12812.00               12238.00               12842.00               12413.00

This graph compares a $10,000 investment in the Fund, made at its inception, with a similar hypothetical investment in the Merrill Lynch High Yield Master II Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is not perdicative of future performance. Investment returns and principal value may vary, and you may have a gain or loss when you sell shares. The Fund's portfolio may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management or trading. It is not possible to invest in an index.

FUND PERFORMANCE

                          FOR PERIOD ENDED MARCH 31, 2001 YEAR-TO-DATE
------------------------------------------------------------------------------------------------
                                                             YEAR-TO            SINCE INCEPTION
              AVERAGE ANNUAL RATE OF RETURN %                 DATE     1 YEAR   OCTOBER 28, 1996
------------------------------------------------------------------------------------------------
Battery Park Class Y Shares                                   (3.93)%  (2.61)%        5.81%
Battery Park Class A Shares                                   (3.21)   (2.01)         5.77
Battery Park Class A Shares net of maximum sales charge
  (4.50%)                                                     (7.52)   (6.42)         4.68
Merrill Lynch High Yield Master II Index*                      0.73     2.04          5.00
------------------------------------------------------------------------------------------------

      * Merrill Lynch & Co. The Merrill Lynch High Yield Master II Index is a publicly reported unmanaged composite benchmark of the hypothetical return on investment on approximately 1,331 high yield debt securities of at least $100 million ranging in rating from Ba1 to C to Moody's Investors Service Inc., and BB+ to C by Standard & Poor's. The Index has no cash component or transaction costs and is trader priced. Approximately 10% of the Index is comprised of deferred interest bonds and pay-in-kind bonds in addition to cash pay bonds. Certain of the information contained in this presentation has been provided by Merrill Lynch. Any information sourced to Merrill Lynch & Co. has been reprinted by permission, all rights reserved. Copyright(C) 2001 Merrill Lynch, Pierce, Fenner &

        Smith Incorporated. The Index may not be copied, used or distributed without Merrill Lynch's prior written approval. Merrill Lynch makes no representation or warranty, express or implied, to any person including without limitation, any recipient of this presentation or any member of the public regarding the advisability of investing in securities generally or in the ability of the Index (represented in the literature) to track market performance. This presentation is not sponsored, endorsed, sold or promoted by Merrill Lynch.

      ** Not annualized

Note: Total return measures change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. SINCE INCEPTION THE ADVISOR WAIVED MANAGEMENT FEES OF 0.65% AND ABSORBED EXPENSES OF 0.87% AND 0.62% FOR CLASS A AND Y SHARES (OF ANNUALIZED NET ASSETS) IN ORDER TO CAP EXPENSES AT 1.25% FOR CLASS A SHARES AND 1.00% FOR CLASS Y SHARES. ABSENT THE WAIVER AND ABSORPTION OF FEES, THE PERFORMANCE RETURNS WOULD HAVE BEEN LOWER. ABSENT THE WAIVER AND ABSORPTION FEES, THE ANNUALIZED 30 DAY SEC YIELD FOR CLASS A SHARES (LOAD), CLASS A AND CLASS Y SHARES RESPECTIVELY, WOULD HAVE BEEN 9.41%, 9.87% AND 10.14% RESPECTIVELY. PURSUANT TO THE ORIGINAL EXPENSE WAIVER AND REIMBURSEMENT AGREEMENT DATED NOVEMBER 29, 1999, THE INVESTMENT ADVISER HAS AGREED TO CONTINUE TO LIMIT EACH CLASS'S NET EXPENSES TO 1.25% FOR CLASS A AND 1.00% FOR CLASS Y, BY WAIVING FEES AND REIMBURSING EXPENSES FOR THE FISCAL YEAR OF THE FUND BEGINNING OCTOBER 1, 2000 AND ENDING SEPTEMBER 30, 2001. AT OCTOBER 1, 2001, THE INVESTMENT ADVISER MAY IN ITS DISCRETION AGREE TO CONTINUE, MODIFY OR DISCONTINUE THIS WAIVER AND REIMBURSEMENT ARRANGEMENT.

BATTERY PARK(SM) HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                        VALUE
----------------------------------------------------------------------------------------
CORPORATE BONDS--90.17%
----------------------------------------------------------------------------------------
             AEROSPACE/DEFENSE--0.16%
----------------------------------------------------------------------------------------
$   25,000   Sequa Corporation, 8.875%, 04/01/2008(1)                        $    25,219
----------------------------------------------------------------------------------------
                                                                                  25,219
----------------------------------------------------------------------------------------
             BROADCAST RADIO & TELEVISION--2.27%
----------------------------------------------------------------------------------------
   500,000   Lin Holdings Corp., 0/10.000%, 3/01/2008(4)                         355,000
----------------------------------------------------------------------------------------
                                                                                 355,000
----------------------------------------------------------------------------------------
             BUILDING AND DEVELOPMENT--5.16%
----------------------------------------------------------------------------------------
   250,000   D.R. Horton, Inc., 9.750%, 09/15/2010                               253,750
----------------------------------------------------------------------------------------
   250,000   LNR Property Corp., 10.500%, 1/15/2009                              252,500
----------------------------------------------------------------------------------------
   300,000   Standard Pacific Corp., 9.500%, 09/15/2010                          303,000
----------------------------------------------------------------------------------------
                                                                                 809,250
----------------------------------------------------------------------------------------
             BUSINESS EQUIPMENT AND SERVICES--2.52%
----------------------------------------------------------------------------------------
   250,000   Buhrman US Incorporated, 12.250%, 11/01/2009                        267,500
----------------------------------------------------------------------------------------
   125,000   Iron Mountain Incorporated, 8.625%, 4/01/2013                       126,719
----------------------------------------------------------------------------------------
                                                                                 394,219
----------------------------------------------------------------------------------------
             CABLE TELEVISION--7.41%
----------------------------------------------------------------------------------------
   100,000   Adelphia Communications, 10.875%, 10/01/2010                        106,500
----------------------------------------------------------------------------------------
   200,000   Charter Communication Holdings, LLC, 10.750%, 10/01/2009            214,000
----------------------------------------------------------------------------------------
   250,000   Charter Communication Holdings, LLC, 11.125%, 1/15/2011             268,125
----------------------------------------------------------------------------------------
   250,000   Charter Communication Holdings, LLC, 0/13.500%, 1/15/2009(4)        158,750
----------------------------------------------------------------------------------------
   800,000   Knology Holdings, 0/11.875%, 10/15/2007(4)                          192,000
----------------------------------------------------------------------------------------
   125,000   RCN Corp., 10.125%, 1/15/2010                                        51,875
----------------------------------------------------------------------------------------
   250,000   United PanEurope Communications N.V., 11.250%, 2/1/2010             170,625
----------------------------------------------------------------------------------------
                                                                               1,161,875
----------------------------------------------------------------------------------------
             CHEMICALS/PLASTICS--3.59%
----------------------------------------------------------------------------------------
   100,000   Huntsman ICI Chemicals, 10.125%, 07/01/2009                         103,500
----------------------------------------------------------------------------------------
   300,000   Resolution Performance, 13.500%, 11/15/2010(1)                      319,500
----------------------------------------------------------------------------------------
   150,000   Sterling Chemicals Incorporated, 12.375%, 7/15/2006                 140,250
----------------------------------------------------------------------------------------
                                                                                 563,250
----------------------------------------------------------------------------------------
             CONTAINERS AND GLASS PRODUCTS--2.02%
----------------------------------------------------------------------------------------
   300,000   US Can Corp., 12.375%, 10/01/2010(1)                                317,250
----------------------------------------------------------------------------------------
                                                                                 317,250
----------------------------------------------------------------------------------------
             COSMETICS AND TOILETRIES--0.67%
----------------------------------------------------------------------------------------
   100,000   Elizabeth Arden Incorporated, 11.750%, 2/01/2011(1)                 105,500
----------------------------------------------------------------------------------------
                                                                                 105,500
----------------------------------------------------------------------------------------

                     See Notes to the Financial Statements.

PRINCIPAL
  AMOUNT                                                                        VALUE
----------------------------------------------------------------------------------------
CORPORATE BONDS--CONTINUED
----------------------------------------------------------------------------------------
             ECOLOGICAL SERVICES AND EQUIPMENT--1.96%
----------------------------------------------------------------------------------------
$  300,000   Allied Waste NA, 10.000%, 08/01/2009                            $   307,500
----------------------------------------------------------------------------------------
                                                                                 307,500
----------------------------------------------------------------------------------------
             ELECTRONICS/ELECTRIC--9.00%
----------------------------------------------------------------------------------------
   500,000   Amkor Technologies, Inc., 10.500%, 5/1/2009                         482,500
----------------------------------------------------------------------------------------
   175,000   Amkor Technologies, Inc., 9.250%, 2/15/2008(1)                      167,125
----------------------------------------------------------------------------------------
   500,000   Fairchild Semiconductor, 10.375%, 10/01/2007                        476,250
----------------------------------------------------------------------------------------
   376,000   SCG Holding & Semiconductor Co., 12.000%, 8/1/2009                  283,880
----------------------------------------------------------------------------------------
                                                                               1,409,755
----------------------------------------------------------------------------------------
             FOOD/DRUG RETAILERS--2.83%
----------------------------------------------------------------------------------------
   250,000   Duane Reade, Inc., 9.250%, 2/15/2008                                236,250
----------------------------------------------------------------------------------------
   200,000   Fleming Companies Incorporated, 10.125%, 4/01/2008(1)               207,000
----------------------------------------------------------------------------------------
                                                                                 443,250
----------------------------------------------------------------------------------------
             FOOD SERVICE--0.45%
----------------------------------------------------------------------------------------
   200,000   Avado Brands, Inc., 9.750%, 06/01/2006                               71,000
----------------------------------------------------------------------------------------
                                                                                  71,000
----------------------------------------------------------------------------------------
             FOREST PRODUCTS--0.98%
----------------------------------------------------------------------------------------
   150,000   Stone Container, 9.750%, 2/01/2011(1)                               153,750
----------------------------------------------------------------------------------------
                                                                                 153,750
----------------------------------------------------------------------------------------
             HEALTHCARE--6.07%
----------------------------------------------------------------------------------------
   100,000   Advance PCS, 8.50%, 4/01/2008(1)                                    102,000
----------------------------------------------------------------------------------------
   250,000   HCA--The Healthcare Company, 7.875%, 02/01/2011                     252,944
----------------------------------------------------------------------------------------
   250,000   Iasis Healthcare Corp., 13.000%, 10/15/2009                         268,750
----------------------------------------------------------------------------------------
    50,000   Omnicare Incorporated, 8.125%, 3/15/2011(1)                          51,250
----------------------------------------------------------------------------------------
   250,000   Triad Hospitals Holdings, 11.000%, 5/15/2009                        276,250
----------------------------------------------------------------------------------------
                                                                                 951,194
----------------------------------------------------------------------------------------
             HOTELS/MOTELS/INNS & CASINOS--17.14%
----------------------------------------------------------------------------------------
   150,000   Ameristar Casino, 10.750%, 02/15/2009(1)                            154,125
----------------------------------------------------------------------------------------
    50,000   Anchor Gaming, 9.875%, 10/15/08                                      53,375
----------------------------------------------------------------------------------------
   350,000   Argosy Gaming, 10.750%, 06/01/09(1)                                 378,000
----------------------------------------------------------------------------------------
   250,000   Choctaw Resort, 9.250%, 4/01/2009(1)                                255,312
----------------------------------------------------------------------------------------
   250,000   Harveys Casinos Resorts, 10.625%, 6/01/2006                         263,750
----------------------------------------------------------------------------------------
   500,000   Hollywood Casinos Shreveport, 13.000%, 08/01/2006                   537,500
----------------------------------------------------------------------------------------
   300,000   Meristar Hospitality Corporation, 9.125%, 1/15/2011(1)              307,500
----------------------------------------------------------------------------------------
   250,000   Penn National Gaming Incorporated, 11.125%, 3/01/2008(1)            250,625
----------------------------------------------------------------------------------------
   300,000   Pinnacle Entertainment, Inc., 9.500%, 8/01/2007                     297,750
----------------------------------------------------------------------------------------
   200,000   Sun International Hotels, 9.000%, 3/15/2007                         189,250
----------------------------------------------------------------------------------------
                                                                               2,687,187
----------------------------------------------------------------------------------------
             LEISURE--0.65%
----------------------------------------------------------------------------------------
   100,000   Six Flags Incorporated, 9.500%, 2/01/2009(1)                        102,000
----------------------------------------------------------------------------------------
                                                                                 102,000
----------------------------------------------------------------------------------------

                     See Notes to the Financial Statements.

PRINCIPAL
  AMOUNT                                                                        VALUE
----------------------------------------------------------------------------------------
CORPORATE BONDS--CONTINUED
----------------------------------------------------------------------------------------
             OIL & GAS--7.69%
----------------------------------------------------------------------------------------
$  200,000   Baytex Energy Limited, 10.500%, 02/15/2011                      $   198,000
----------------------------------------------------------------------------------------
   250,000   Comstock Resources Incorporated, 11.250%, 5/01/2007                 263,750
----------------------------------------------------------------------------------------
   500,000   Denbury Management, Inc., 9.000%, 3/1/2008                          480,000
----------------------------------------------------------------------------------------
   250,000   Swift Energy Co., 10.250%, 8/1/2009                                 264,375
----------------------------------------------------------------------------------------
                                                                               1,206,125
----------------------------------------------------------------------------------------
             RETAILERS--2.89%
----------------------------------------------------------------------------------------
   250,000   Advance Stores Co., Inc., 10.250%, 4/15/2008                        233,750
----------------------------------------------------------------------------------------
   250,000   Saks Incorporated, 8.250%, 11/15/2008                               219,375
----------------------------------------------------------------------------------------
                                                                                 453,125
----------------------------------------------------------------------------------------
             TELECOMMUNICATIONS--13.47%
----------------------------------------------------------------------------------------
   800,000   Airgate PCS Inc., 0/13.500%, 10/1/2009(4)                           488,000
----------------------------------------------------------------------------------------
   250,000   Alamosa Delaware PCS, 12.500%, 2/01/2011(1)                         249,375
----------------------------------------------------------------------------------------
   250,000   IPCS, Inc., 0/14.000%, 7/15/2010(4)                                 108,750
----------------------------------------------------------------------------------------
   350,000   IWO Holdings Incorporated, Units, 14.000%, 1/15/2011(1)             344,750
----------------------------------------------------------------------------------------
   300,000   Leap Wireless International, Inc., 12.500%, 4/15/2010(1)(4)         187,500
----------------------------------------------------------------------------------------
   500,000   Manpower Communications Corp., 13.000%, 10/1/2004                   197,500
----------------------------------------------------------------------------------------
   500,000   Rhythms NetConnections Inc., 14.000%, 2/15/2010                      52,500
----------------------------------------------------------------------------------------
   200,000   Telecorp PCS, Inc., 10.625%, 07/15/2010                             194,000
----------------------------------------------------------------------------------------
   300,000   Tritel PCS Incorporated, 10.375%, 1/15/2011(1)                      288,750
----------------------------------------------------------------------------------------
                                                                               2,111,125
----------------------------------------------------------------------------------------
             UTILITIES--3.24%
----------------------------------------------------------------------------------------
   250,000   Calpine Corp., 8.500%, 02/15/2011                                   257,193
----------------------------------------------------------------------------------------
   250,000   PSEG Energy Holdings, 8.625%, 2/15/2008(1)                          249,899
----------------------------------------------------------------------------------------
                                                                                 507,092
----------------------------------------------------------------------------------------
             TOTAL CORPORATE BONDS (COST $15,496,735)                         14,134,666
----------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--7.05%
----------------------------------------------------------------------------------------
 1,104,839   General Electric Capital Corp., 5.250%, 04/02/01                  1,104,839
----------------------------------------------------------------------------------------
       661   Sara Lee, 4.655%, 04/02/01(3)                                           661
----------------------------------------------------------------------------------------
             TOTAL DEMAND NOTE (COST $1,105,500)                               1,105,500
----------------------------------------------------------------------------------------

                     See Notes to the Financial Statements.

  NUMBER
OF SHARES                                                                       VALUE
----------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS--0.53%
----------------------------------------------------------------------------------------
             CABLE TV--0.01%
----------------------------------------------------------------------------------------
$      500   Optel, Inc.(2)(5)                                               $         5
----------------------------------------------------------------------------------------
                                                                                       5
----------------------------------------------------------------------------------------
             TELECOMMUNICATIONS--0.52%
----------------------------------------------------------------------------------------
       800   Airgate PCS Inc.--Warrants(2)(5)                                     65,200
----------------------------------------------------------------------------------------
       750   IPCS Inc.--Warrants(2)(5)                                            17,250
----------------------------------------------------------------------------------------
       750   Leap Wireless--Warrants(2)(5)                                             0
----------------------------------------------------------------------------------------
                                                                                  82,450
----------------------------------------------------------------------------------------
             TOTAL COMMON STOCKS AND WARRANTS (COST $26,002)                      82,455
----------------------------------------------------------------------------------------
             TOTAL INVESTMENTS--97.75% (COST $16,628,237)                     15,322,621
----------------------------------------------------------------------------------------
             Other Assets in Excess of Liabilities--2.25%                        353,304
----------------------------------------------------------------------------------------
             TOTAL NET ASSETS--100.0%                                        $15,675,925
----------------------------------------------------------------------------------------

(1) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At March 31, 2001, these securities amounted to $4,216,430 which represents 26.9% of net assets.
(2) Non-income producing security.
(3) Variable rate security. The rate listed is as of March 31, 2001
(4) Denotes a step feature, with the rate representing the future coupon.
(5) Deemed Illiquid

                     See Notes to the Financial Statements.

BATTERY PARK(SM) HIGH YIELD FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001 (UNAUDITED)

ASSETS:
---------------------------------------------------------------------------
Investments, at value (cost $16,628,237)                        $15,322,621
---------------------------------------------------------------------------
Receivable for investments sold                                     399,341
---------------------------------------------------------------------------
Interest receivable                                                 372,799
---------------------------------------------------------------------------
Deferred organizational costs                                        25,227
---------------------------------------------------------------------------
Receivable from investment adviser                                  112,938
---------------------------------------------------------------------------
Other assets                                                         17,023
---------------------------------------------------------------------------
    Total assets                                                 16,249,949
---------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------
Payable to distributor                                                1,898
---------------------------------------------------------------------------
Payable for investments purchased                                   460,104
---------------------------------------------------------------------------
Funds advanced by custodian                                          14,807
---------------------------------------------------------------------------
Accrued expenses                                                     97,215
---------------------------------------------------------------------------
    Total liabilities                                               574,024
---------------------------------------------------------------------------
NET ASSETS                                                      $15,675,925
---------------------------------------------------------------------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------
Capital stock (par value $.001, 200,000,000 shares
  authorized)                                                   $21,434,051
---------------------------------------------------------------------------
Net unrealized depreciation of investments                       (1,305,616)
---------------------------------------------------------------------------
Accumulated net realized loss on investments                     (4,516,048)
---------------------------------------------------------------------------
Undistributed net investment income                                  63,538
---------------------------------------------------------------------------
    Total Net Assets                                            $15,675,925
---------------------------------------------------------------------------
CLASS A:
---------------------------------------------------------------------------
Net assets                                                      $ 1,818,997
---------------------------------------------------------------------------
Shares outstanding (par value $.001, 25,000,000 shares
  authorized)                                                       233,966
---------------------------------------------------------------------------
Net asset value and redemption price per share                  $      7.77
---------------------------------------------------------------------------
Maximum offering price per share (100/95.50 of $7.77)(1)        $      8.14
---------------------------------------------------------------------------
CLASS Y:
---------------------------------------------------------------------------
Net assets                                                      $13,856,928
---------------------------------------------------------------------------
Shares outstanding (par value $.001, 25,000,000 shares
  authorized)                                                     1,779,988
---------------------------------------------------------------------------
Net asset value, offering and redemption price per share              $7.78
---------------------------------------------------------------------------

(1) See "Description of Classes--Class A Shares" in the Prospectus

                     See Notes to the Financial Statements.

BATTERY PARK(SM) HIGH YIELD FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)

INVESTMENT INCOME:
---------------------------------------------------------------------------
Interest income                                                 $ 1,043,887
---------------------------------------------------------------------------
    Total investment income                                       1,043,887
---------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------
Investment advisory fee                                              53,974
---------------------------------------------------------------------------
Shareholder servicing and accounting fees and expenses               38,623
---------------------------------------------------------------------------
Administration fees                                                  28,365
---------------------------------------------------------------------------
Amortization of organization costs                                   23,687
---------------------------------------------------------------------------
Professional fees                                                    68,509
---------------------------------------------------------------------------
Federal and state registration fees                                  17,272
---------------------------------------------------------------------------
Directors' fees                                                       5,693
---------------------------------------------------------------------------
Reports to shareholders                                               9,799
---------------------------------------------------------------------------
Distribution fee--Class A                                             2,504
---------------------------------------------------------------------------
Custody fees                                                          3,413
---------------------------------------------------------------------------
Miscellaneous expenses                                                1,013
---------------------------------------------------------------------------
    Total expenses before waiver and reimbursement                  252,852
---------------------------------------------------------------------------
    Less: Waiver of expenses and reimbursement from Adviser        (166,912)
---------------------------------------------------------------------------
    Net expenses                                                     85,940
---------------------------------------------------------------------------
        Net Investment Income                                       957,947
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------
Net realized loss on investments                                 (1,507,573)
---------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments                                                       (18,606)
---------------------------------------------------------------------------
    Net loss on investments                                      (1,526,179)
---------------------------------------------------------------------------
        Net change in net assets resulting from operations      $  (568,232)
---------------------------------------------------------------------------

                     See Notes to the Financial Statements.

BATTERY PARK(SM) HIGH YIELD FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED     YEAR ENDED
                                                               MARCH 31, 2001     SEPTEMBER 30,
                                                                (UNAUDITED)           2000
-----------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------
Net investment income                                           $   957,947       $  2,112,646
-----------------------------------------------------------------------------------------------
Net realized loss on investments                                 (1,507,573)          (479,571)
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments                                                       (18,606)          (403,304)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      operations                                                   (568,232)         1,229,771
-----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------------
Shares sold                                                       2,037,186          9,887,052
-----------------------------------------------------------------------------------------------
Shares issued to holders in reinvestment of dividends               876,999          1,980,553
-----------------------------------------------------------------------------------------------
Shares redeemed                                                  (3,496,992)       (17,276,932)
-----------------------------------------------------------------------------------------------
    Net decrease in net assets resulting from capital
      share transactions                                           (582,807)        (5,409,327)
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
-----------------------------------------------------------------------------------------------
From net investment income                                         (113,317)          (276,285)
-----------------------------------------------------------------------------------------------
From net realized gains                                                  --                 --
-----------------------------------------------------------------------------------------------
    Total distributions to Class A shareholders                    (113,317)          (276,285)
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS Y SHAREHOLDERS:
-----------------------------------------------------------------------------------------------
From net investment income                                         (844,630)        (1,836,361)
-----------------------------------------------------------------------------------------------
From net realized gains                                                  --                 --
-----------------------------------------------------------------------------------------------
    Total distributions to Class Y shareholders                    (844,630)        (1,836,361)
-----------------------------------------------------------------------------------------------
        Total decrease in net assets                             (2,108,986)        (6,292,202)
-----------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------
Beginning of year                                                17,784,911         24,077,113
-----------------------------------------------------------------------------------------------
End of year (including undistributed net investment income
of $63,538 and $98,739, respectively)                           $15,675,925       $ 17,784,911
-----------------------------------------------------------------------------------------------

                     See Notes to the Financial Statements.

BATTERY PARK(SM) HIGH YIELD FUND
FINANCIAL HIGHLIGHTS--CLASS A SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS ENDED         YEAR ENDED SEPTEMBER 30,
                                      MARCH 31, 2001    -------------------------------------
                                       (UNAUDITED)       2000      1999      1998     1997(1)
---------------------------------------------------------------------------------------------
PER SHARE DATA:
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                  $ 8.58        $ 9.00    $10.10    $11.40    $10.00
---------------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------------
Net investment income                       0.51          0.89      0.80      0.89      0.84
---------------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments                    (0.81)        (0.43)    (0.72)    (0.70)     1.40
---------------------------------------------------------------------------------------------
Total from investment operations           (0.30)         0.46      0.08      0.19      2.24
---------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------
Dividends from net investment
  income                                   (0.51)        (0.88)    (0.79)    (0.91)    (0.84)
---------------------------------------------------------------------------------------------
Distributions from net realized
  gains                                       --            --     (0.39)    (0.58)       --
---------------------------------------------------------------------------------------------
Total distributions                        (0.51)        (0.88)    (1.18)    (1.49)    (0.84)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $ 7.77        $ 8.58    $ 9.00    $10.10    $11.40
---------------------------------------------------------------------------------------------
Total Return(2)                            -3.21%(3)      5.10%     0.77%     1.50%    23.13%(3)
---------------------------------------------------------------------------------------------
Supplemental Data and Ratios:
---------------------------------------------------------------------------------------------
Ratios of net expenses to average
  net assets:
---------------------------------------------------------------------------------------------
  Before expense reimbursement              3.25%(4)      2.49%     2.22%     2.92%     4.04%(4)
---------------------------------------------------------------------------------------------
  After expense reimbursement               1.25%(4)      1.25%     1.25%     1.25%     1.25%(4)
---------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets:
---------------------------------------------------------------------------------------------
  Before expense reimbursement              9.35%(4)      8.37%     7.33%     6.77%     5.87%(4)
---------------------------------------------------------------------------------------------
  After expense reimbursement              11.35%(4)      9.60%     8.30%     8.44%     8.66%(4)
---------------------------------------------------------------------------------------------
Net assets, in thousands, end of
  period                                  $1,819        $1,947    $4,211    $3,894    $1,829
---------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                   118%          260%      178%      190%      236%
---------------------------------------------------------------------------------------------

(1) Reflects operations for the period from October 28, 1996 (date of initial public offering) to September 30, 1997. For the period from September 16, 1996 (start of business) to October 27, 1996, the investment income was distributed to the Fund's Adviser.
(2) Based on net asset value, which does not reflect the sales charge.
(3) Not annualized.
(4) Computed on an annualized basis.
(5) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                     See Notes to the Financial Statements.

BATTERY PARK(SM) HIGH YIELD FUND
FINANCIAL HIGHLIGHTS--CLASS Y SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS ENDED         YEAR ENDED SEPTEMBER 30,
                                      MARCH 31, 2001    -------------------------------------
                                       (UNAUDITED)       2000      1999      1998     1997(1)
---------------------------------------------------------------------------------------------
PER SHARE DATA:
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                 $  8.58        $  9.01   $ 10.10   $ 11.40   $ 10.00
---------------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------------
Net investment income                       0.45           0.92      0.76      0.93      0.86
---------------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments                    (0.80)         (0.45)    (0.64)    (0.71)     1.40
---------------------------------------------------------------------------------------------
Total from investment operations           (0.35)          0.47      0.12      0.22      2.26
---------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------
Dividends from net investment
  income                                   (0.45)         (0.90)    (0.82)    (0.94)    (0.86)
---------------------------------------------------------------------------------------------
Distributions from net realized
  gains                                       --             --     (0.39)    (0.58)       --
---------------------------------------------------------------------------------------------
Total distributions                        (0.45)         (0.90)    (1.21)    (1.52)    (0.86)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  7.78        $  8.58   $  9.01   $ 10.10   $ 11.40
---------------------------------------------------------------------------------------------
Total Return(2)                            -3.93%(3)       5.25%     1.13%     1.76%    23.41%(3)
---------------------------------------------------------------------------------------------
Supplemental Data and Ratios:
---------------------------------------------------------------------------------------------
Ratios of net expenses to average
  net assets:
---------------------------------------------------------------------------------------------
  Before expense reimbursement              3.02%(4)       2.36%     1.83%     2.67%     3.87%(4)
---------------------------------------------------------------------------------------------
  After expense reimbursement               1.00%(4)       1.00%     1.00%     1.00%     1.00%(4)
---------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets:
---------------------------------------------------------------------------------------------
  Before expense reimbursement              9.56%(4)       8.60%     7.72%     6.96%     5.86%(4)
---------------------------------------------------------------------------------------------
  After expense reimbursement              11.58%(4)       9.94%     8.55%     8.63%     8.73%(4)
---------------------------------------------------------------------------------------------
Net assets, in thousands, end of
  period                                 $13,857        $15,837   $19,866   $16,158   $13,361
---------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                   118%           260%      178%      190%      236%
---------------------------------------------------------------------------------------------

(1) Reflects operations for the period from October 28, 1996 (date of initial public offering) to September 30, 1997. For the period from September 16, 1996 (start of business) to October 27, 1996, the investment income was distributed to the Fund's Adviser.
(2) Based on net asset value, which does not reflect the sales charge.
(3) Not annualized.
(4) Computed on an annualized basis.
(5) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                     See Notes to the Financial Statements.

BATTERY PARK(SM) HIGH YIELD FUND
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2001 (UNAUDITED)

1.  ORGANIZATION

Battery Park Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-ended management investment company. The Company consists of one portfolio. The financial statements included herein are only those of Battery Park High Yield Fund (the "Fund"), a diversified portfolio. The Fund offers two classes of shares: Class A Shares and Class Y Shares. The Fund's investment objective is to provide shareholders with high total return, consisting of current income and capital appreciation.

Organizational expenses of $213,984 and $13,290 were borne initially by Nomura Corporate Research and Asset Management Inc., the Fund's investment adviser (the "Adviser"), and Federated Services Company ("FServ"), respectively. The Fund has reimbursed the Adviser and FServ for these expenses. These expenses are being amortized over the period of benefit, but not to exceed sixty months.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A). INVESTMENT VALUATIONS. Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. Securities for which market quotations are not readily available, and securities which are restricted as to resale are valued at fair value under criteria established by the Board of Directors.

B). INCOME AND EXPENSES. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). The Fund is charged expenses directly such as advisory, administration and certain shareholder service fees. Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

C). DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared daily prior to the determination of net asset value on that day and paid monthly. Distributions of net realized capital gains, if any, are declared at least annually.

D). FEDERAL INCOME TAXES. Provision for federal income taxes or excise taxes has not been made since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

E). WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the day following the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

F). RESTRICTED SECURITIES. Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value under criteria established by the Board of Directors.

G). USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H).  OTHER.  Investment transactions are accounted for on the trade date.

3.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

                                                SIX MONTHS ENDED
                                                 MARCH 31, 2001                  YEAR ENDED
                                                  (UNAUDITED)                SEPTEMBER 30, 2000
---------------------------------------------------------------------------------------------------
                                             AMOUNT           SHARES        AMOUNT         SHARES
---------------------------------------------------------------------------------------------------
CLASS A
---------------------------------------------------------------------------------------------------
Shares sold                                $   646,288         82,942    $    345,204        38,780
---------------------------------------------------------------------------------------------------
Shares issued to holders in reinvestment
  of dividends                                  43,233          5,535         139,638        15,509
---------------------------------------------------------------------------------------------------
Shares redeemed                               (652,937)       (81,465)     (2,685,738)     (295,022)
---------------------------------------------------------------------------------------------------
  Net increase (decrease)                  $    36,584          7,012    $ (2,200,896)     (240,733)
---------------------------------------------------------------------------------------------------

                                               SIX MONTHS ENDED
                                                MARCH 31, 2001                   YEAR ENDED
                                                 (UNAUDITED)                 SEPTEMBER 30, 2000
---------------------------------------------------------------------------------------------------
                                           AMOUNT            SHARES         AMOUNT         SHARES
---------------------------------------------------------------------------------------------------
CLASS Y
---------------------------------------------------------------------------------------------------
Shares sold                              $ 1,390,898          182,800    $  9,541,848     1,064,410
---------------------------------------------------------------------------------------------------
Shares issued to holders in
  reinvestment of dividends                  833,766          106,631       1,840,915       205,624
---------------------------------------------------------------------------------------------------
Shares redeemed                           (2,844,055)        (354,521)    (14,591,194)   (1,630,621)
---------------------------------------------------------------------------------------------------
  Net increase (decrease)                $  (619,391)         (65,090)   $ (3,208,431)     (360,587)
---------------------------------------------------------------------------------------------------

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

A). INVESTMENT ADVISORY FEE. The Adviser is entitled to receive for its services an annual investment advisory fee equal to 0.65% of the Fund's average daily net assets. Pursuant to the original Expense Waiver and Reimbursement Agreement dated November 29, 1999, the Investment Adviser has agreed to continue to limit each class's net expenses to 1.25% for Class A and 1.00% for Class Y, by waiving fees and reimbursing expenses for the fiscal year of the Fund beginning October 1, 2000 and ending September 30, 2001. At October 1, 2001, the Investment Adviser may in its discretion agree to continue, modify or discontinue this waiver and reimbursement arrangement. For the six months ended March 31, 2001, the Advisor has waived fees and reimbursed expenses in the amount of $166,912.

B). DISTRIBUTION SERVICES FEE. The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Nomura Securities International, Inc. (the "Distributor"), from the net assets of the Fund's Class A shares to finance activities intended to result in the sale of the Fund's Class A shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Class A shares annually to compensate the Distributor. The Distributor may voluntarily choose to waive any portion of its fee. The Distributor can modify or terminate any such voluntary waiver at any time at its sole discretion.

C). AGREEMENTS. Firstar Bank, N.A., a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as custodian for the Funds. Firstar Mutual Fund Services, LLC, a wholly owned limited liability company of Firstar Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Funds.

5.  INVESTMENT TRANSACTIONS.

The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the six months ended March 31, 2001, were as follows:

                                                                 PURCHASES        SALES
------------------------------------------------------------------------------------------
U.S. Government Securities                                               --             --
------------------------------------------------------------------------------------------
Other                                                           $18,471,506    $20,049,829
------------------------------------------------------------------------------------------

At March 31, 2001, gross unrealized appreciation and depreciation of investments for federal income tax purposes was as follows:

---------------------------------------------------------------------------
Appreciation                                                    $   390,234
---------------------------------------------------------------------------
(Depreciation)                                                  $(1,675,850)
---------------------------------------------------------------------------
Net unrealized depreciation on investments                      $(1,305,616)
---------------------------------------------------------------------------

At March 31, 2001, the cost of investments for federal income tax purposes was $16,628,237.

                      DIRECTORS                                              OFFICERS
------------------------------------------------------------------------------------------------------------
Francis L. Fraenkel                                    Robert Levine
Robert Levine                                          Chairman and President
Frank K. Reilly                                        Patrick D. Sweeney
Jennie Wong                                            Secretary
                                                       Jennie Wong
                                                       Treasurer
                                                       Robert Cromwell
                                                       Assistant Secretary
                                                       John Sandvik
                                                       Assistant Secretary
                                                       Freddie Jacobs, Jr.
                                                       Assistant Treasurer, Assistant Secretary
                                                       Joseph Neuberger
                                                       Assistant Secretary

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its investment objective and policies, management fees, expenses and other information.
                                        23